UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form  13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number: ______
	This Amendment  (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Vaughan Nelson Trust Company
Address:	600 Travis, Suite 6300
		Houston, Texas  77002

Form 13F File Number:  28-10946

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Faig
Title:	Director of Finance and Administration
Phone:	(713)224-2545

Signature, Place, and Date of Signing:

Richard Faig                Houston, Texas  77002               08/14/06
[Signature]                          [City, State]                     [Date]

Report Type (Check only one.):

[  ] 13F HOLDING REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

		Form 13F File Number		Name

		28-05840		Vaughan Nelson Investment Management, L.P.

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